RELATED PARTY TRANSACTIONS (Details) (Parent, USD $)	1 Months Ended	6 Months Ended			12 Months Ended
	Sep. 30, 2012	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014 Fantex Holdings, Inc. 2012 Equity Incentive Plan	Dec. 31, 2013 Fantex Holdings, Inc. 2012 Equity Incentive Plan item
RELATED PARTY TRANSACTIONS
Management fees charged		$ 20,344
Expenses directly related to operations paid by the Parent company	0	1,881,681	1,796,348
Number of independent directors					5
Non qualified options granted (in shares)					100,000
Contractual term of non qualified options					10 years
Vesting period of non qualified options					4 years
Allocation of stock compensation				$ 12,606	$ 9,837
Key assumptions used to value stock option grants
Expected Term				6 years 7 days
Risk Free Rate (as a percent)				1.75%
Weighted Average Volatility (as a percent)				65.50%
Expected Forfeiture Rate (as a percent)				35.00%
Expected Dividend Rate (as a percent)				0.00%
Fair value of the options (in dollars per share)				$ 0.967
Shares remaining to be expensed over the remaining vesting period				76,386	88,775